Property and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and equipment, net,

Property and equipment consisted of the following as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Furniture and fixtures	$8,979	$4,597
Office equipment	21,850	21,850
Lab equipment	286,397	282,062

	317,226	308,509
Less accumulated depreciation and amortization	(292,739)	(257,373)

Totals	$24,487	$51,136